Note 10 - Stock-based Compensation (Details) - Warrants Outstanding and Vested		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Issued December 2009 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 Issued September 2012 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 February 2014 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 March 2014 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	150,000	100,000	50,000	3,500,000	2,020,000	5,670,000
Expiration Date		Dec. 31, 2014	Dec. 31, 2015	Feb. 29, 2024	Mar. 31, 2024
Exercise Price Per Share (in Dollars per Share)		1.25	0.50	0.21	0.35
Warrants Vested		100,000	50,000	437,500	162,500	587,500